Capital surplus and retained earnings (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Capital Surplus

Details of the Group’s capital surplus are set out below:

	December 31, 2016	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	NT$000	US$000
Share premium	6,473,471	5,873,743	5,873,743	191,890
Restricted shares	408,051	390,401	382,506	12,496
Others	7,304	7,304	7,304	239

	6,888,826	6,271,448	6,263,553	204,625

Summary of Distribution Towards Legal Reserve and Cash Dividend
(e)	The distribution of 2015, 2016 and 2017 were resolved at the shareholders’ meetings on May 31, 2016, May 26, 2017 and June 26, 2018, respectively. Details are summarized below:

	2015		2016		2017
	Amount	Distribution per share	Amount	Distribution per share	Amount	Distribution per share
	NT$000	NT$	NT$000	NT$	NT$000	NT$
Legal reserve	223,047		28,680		302,653
Cash dividend	1,792,553	2.09	257,026	0.30	256,806	0.30
Cash distribution from capital surplus	—	—	599,728	0.70	—	—